Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 19, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 19, 2023
C000244439 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,951			$ 10,484			$ 11,218	$ 11,613	$ 11,569	$ 10,940	$ 10,566	$ 9,350	$ 10,000
C000258373 [Member]
Account Value [Line Items]
Accumulated Value	10,754	$ 10,564	$ 10,231	9,999	$ 10,097	$ 10,000
S&P 500 Index - ($14,636) [Member]
Account Value [Line Items]
Accumulated Value	14,636			12,816			$ 13,854	$ 13,042	$ 12,581	$ 11,433	$ 10,963	$ 9,450	$ 10,000
S&P 500 Index ($11,220) [Member]
Account Value [Line Items]
Accumulated Value	$ 11,220	$ 10,974	$ 10,443	$ 9,824	$ 9,892	$ 10,000